Business Combinations (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Mar. 19, 2019	Mar. 19, 2019	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019
Business Combinations
Purchase price, net of cash acquired				$ 27.9	$ 27.6	$ 140.0
Goodwill			$ 0.0		28.3	43.2
Goodwill			$ 0.0		28.3	$ 43.2
Tecton and Red Bone
Business Combinations
Total consideration	$ 74.6	$ 74.6
Cash paid for acquisition	$ 27.6	27.6
Shares issued	416,667
Common stock value issued as consideration	$ 47.0	47.0
Identified intangibles	19.4	19.4
Goodwill	31.8	31.8
Excess of purchase price over the fair market value of identifiable assets.	51.2	51.2
Identifiable intangible assets	19.4	19.4
Goodwill	$ 31.8	$ 31.8
Acquisitions revenues				3.1
Tecton and Red Bone | Minimum
Business Combinations
Restriction period on re-sale of shares	6 months	6 months
Tecton and Red Bone | Maximum
Business Combinations
Restriction period on re-sale of shares	24 months	24 months
Tecton
Business Combinations
Identified intangibles				6.2	6.2
Goodwill				15.0	15.0
Goodwill				15.0	15.0
Acquisitions revenues					21.8
Red Bone
Business Combinations
Identified intangibles				13.2	13.2
Goodwill				16.8	16.8
Goodwill				$ 16.8	$ 16.8
Customer contracts and relationships
Business Combinations
Useful Life (years)			20 years		20 years
Customer contracts and relationships | Tecton and Red Bone
Business Combinations
Useful Life (years)	20 years	20 years
Covenants not to compete | Minimum
Business Combinations
Useful Life (years)			1 year 6 months		1 year 6 months
Covenants not to compete | Maximum
Business Combinations
Useful Life (years)			3 years		3 years
Covenants not to compete | Tecton and Red Bone | Minimum
Business Combinations
Useful Life (years)	18 months
Covenants not to compete | Tecton and Red Bone | Maximum
Business Combinations
Useful Life (years)	3 years
Covenants not to compete | Tecton
Business Combinations
Useful Life (years)		18 months
Covenants not to compete | Red Bone
Business Combinations
Useful Life (years)		3 years